Derivatives and Hedging	12 Months Ended
Dec. 31, 2011
Derivatives and Hedging.
Derivatives and Hedging

14.  Derivatives and Hedging

        Aon is exposed to certain market risks, including changes in foreign currency exchange rates and interest rates. To manage the risk related to these exposures, Aon enters into various derivative instruments that reduce these market risks by creating offsetting exposures. Aon does not enter into derivative instruments for trading or speculative purposes.

        Derivative transactions are governed by a uniform set of policies and procedures covering areas such as authorization, counterparty exposure and hedging practices. Positions are monitored using techniques such as market value and sensitivity analyses.

        Certain derivatives also give rise to credit risks from the possible non-performance by counterparties. The credit risk is generally limited to the fair value of those contracts that are favorable to Aon. Aon has limited its credit risk by using International Swaps and Derivatives Association ("ISDA") master agreements, collateral and credit support arrangements, entering into non-exchange-traded derivatives with highly-rated major financial institutions and by using exchange-traded instruments. Aon monitors the credit-worthiness of, and exposure to, its counterparties. As of December 31, 2011, all net derivative positions were free of credit risk contingent features. In addition, Aon has not received nor pledged collateral to counterparties for derivatives subject to collateral support arrangements as of December 31, 2011.

Foreign Exchange Risk Management

        Aon and its subsidiaries are exposed to foreign exchange risk when they receive revenues, pay expenses, or enter into intercompany loans denominated in a currency that differs from their functional currency. Aon uses foreign exchange derivatives, typically forward contracts, options and cross currency swaps, to reduce its overall exposure to the effects of currency fluctuations on cash flows. These exposures are hedged, on average, for less than two years; however, in limited instances, the Company has hedged certain exposures up to five years in the future. As of December 31, 2011, $43 million of pretax losses have been deferred in OCI related to foreign currency hedges, of which a $30 million loss is expected to be reclassified to earnings in 2012. These hedging relationships had no material ineffectiveness in 2011, 2010, or 2009.

        Aon also uses foreign exchange derivatives, typically forward contracts and options, to hedge its net investments in foreign operations for up to two years in the future. As of December 31, 2011, $109 million of gains have been deferred in OCI related to the existing hedge of a net investment in a foreign operation. This hedge had no material ineffectiveness in 2011, 2010, or 2009.

        Aon also uses foreign exchange derivatives, typically forward contracts and options, to manage the currency exposure of Aon's global liquidity profile for one year in the future. These derivatives are not accounted for as hedges, and changes in fair value are recorded each period in Other general expenses in the Consolidated Statements of Income.

Interest Rate Risk Management

        Aon holds variable-rate short-term brokerage and other operating deposits. Aon uses interest rate derivatives, typically swaps, to reduce its exposure to the effects of interest rate fluctuations on the forecasted interest receipts from these deposits for up to two years in the future. As of December 31, 2011, $1 million of pretax gains have been deferred in OCI related to these hedging relationships, all of which is expected to be reclassified to earnings in 2012. These hedges had no material ineffectiveness in 2011, 2010, or 2009.

        In August 2010, Aon entered into forward starting swaps with a total notional of $500 million to reduce its exposure to the effects of interest rate fluctuations on the forecasted interest expense cash flows related to the anticipated issuance of fixed rate debt in September 2010. Aon designated the forward starting swaps as a cash flow hedge of this exposure and terminated the positions when the debt was issued. As of December 31, 2011, $12 million of pretax losses have been deferred in OCI related to these hedges, of which $1 million is expected to be reclassified to earnings during the next twelve months. These hedges had no material ineffectiveness in 2011 and 2010.

        In 2009, a subsidiary of Aon issued €500 million ($655 million at December 31, 2011 exchange rates) of fixed rate debt due on July 1, 2014. Aon is exposed to changes in the fair value of the debt due to interest rate fluctuations. Aon entered into interest rate swaps, which were designated as part of a fair value hedging relationship to reduce its exposure to the effects of interest rate fluctuations on the fair value of the debt. This hedge did not have any material ineffectiveness in 2011, 2010, and 2009.

        The notional and fair values of derivative instruments are as follows (in millions):

			Derivative Assets (1)		Derivative Liabilities (2)
	Notional Amount		Fair Value		Fair Value
As of December 31	2011	2010	2011	2010	2011	2010

Derivatives accounted for as hedges:
Interest rate contracts	$702	$826	$16	$15	$—	$—
Foreign exchange contracts	1,297	1,544	140	157	188	157

Total	1,999	2,370	156	172	188	157
Derivatives not accounted for as hedges:
Foreign exchange contracts	246	238	1	2	1	1

Total	$2,245	$2,608	$157	$174	$189	$158

(1)
Included within other assets in the Consolidated Statements of Financial Position.

(2)
Included within other liabilities in the Consolidated Statements of Financial Position.

        The amounts of derivative gains (losses) recognized in the Consolidated Financial Statements are as follows (in millions):

	December 31,
Gain (Loss) recognized in Accumulated Other Comprehensive Loss:	2011	2010

Cash flow hedges:
Interest rate contracts	$(1)	$(10)
Foreign exchange contracts	(54)	(145)

Total	(55)	(155)

Foreign net investment hedges:
Foreign exchange contracts	$(2)	$111

Gain (Loss) reclassified from Accumulated Other Comprehensive Loss into Income (Effective Portion):

Cash flow hedges:
Interest rate contracts (1)	$—	$16
Foreign exchange contracts (2)	(36)	(134)

Total	(36)	(118)

Foreign net investment hedges:
Foreign exchange contracts	$—	$—

        The amount of gain (loss) recognized in the Consolidated Financial Statements is as follows (in millions):

	Twelve months ended December 31,
	Amount of Gain (Loss) Recognized in Income on Derivative		Amount of Gain (Loss) Recognized in Income on Related Hedged Item
	2011	2010	2011	2010

Fair value hedges:
Foreign exchange contracts	$2	$6	$(2)	$(6)

        The amount of gain (loss) recognized in income on the ineffective portion of derivatives for 2011, 2010 and 2009 was negligible.

        Aon recorded a loss of $9 million and a gain of $10 million in Other general expenses for foreign exchange derivatives not designated or qualifying as hedges for 2011 and 2010, respectively.